Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The accompanying unaudited interim financial statements have been prepared by the Company, in accordance with generally accepted accounting principles pursuant to Regulation S-X of the Securities and Exchange Commission. Accordingly, these interim financial statements should be read in conjunction with the Company’s financial and related notes as contained in Form 20-F for the year ended December 31, 2012. In the opinion of management, the interim financial statements reflect all adjustments, including normal recurring adjustments, necessary for fair presentation of the interim periods presented. The results of the operations for the six months ended June 30, 2013 are not necessarily indicative of the results of operations to be expected for the full year.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain reclassifications have been made in the financial statements at June 30, 2012 and for the periods then ended to conform to the June 30, 2013 presentation. The reclassifications had no effect on the net loss.

Geographical Risk [Policy Text Block]
Geographical Risk

The Company’s operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, investments held in trust, prepaid expenses, accrued expenses, and due to related parties.

Investments Held In Trust [Policy Text Block]
Investments Held in Trust

Investment securities consist of United States Treasury securities. The Company classifies its securities as held-to-maturity in accordance with FASB Accounting Standards Codification (“ASC”) 320 “Investments - Debt and Equity Securities.”  Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity.  Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method.  Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company was incorporated as a Cayman Island exempted company and therefore the Company is not currently subject to income tax. Upon consummation of an acquisition as contemplated, the Company may be subject to income tax depending on the jurisdiction and nature of the merged entity’s operations.

Redeemable Common Stock [Policy Text Block]
Redeemable Common Stock

The Company accounts for redeemable common stock in accordance with ASC 480-10-S99 “Classification and Measurement of Redeemable Securities,”  which provides that securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity. Accordingly, 3,031,969 shares of common stock sold in the Offering are classified outside of permanent equity at redemption value. 3,008,955 shares of such common stocks has been tendered and accepted for redemption by the Company for an aggregated purchase price of $30,149,720 pursuant to the terms of the Extension Tender Offer expired on March 28, 2013. As a result of the Extension Tender Offer, a maximum of 23,014 additional shares may be redeemed in connection with the business combination. The Company recognizes changes in the redemption value in the period they occur and adjusts the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

Share-based compensation expense related to non-employee options is recognized in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees” for equity instruments issued to other than employees for acquiring goods and/or services.

The Company estimates the fair value of option awards using the Black-Scholes option pricing model. Determining the fair value of awards under this model represents management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the period. The 1,564,000 units issued to the Company’s Initial Shareholders were issued for $0.001 per share, which is considerably less than the Offering per-share price; such shares have been assumed to be retroactively outstanding for the period since inception. In March 2011, the Company’s Initial Shareholders forfeited, and the Company cancelled 156,400 units. On May 10, 2011, the Company’s initial shareholders further forfeited, and the Company cancelled an additional 165,592 units in connection with the partial exercise of the underwriters’ over-allotment option.

Potentially dilutive securities include:

	June 30, 2013	June 30, 2012

Warrants to purchase common stock	7,080,050	7,080,050
Commons stocks in the unit purchase option for underwriters	215,000	215,000
Options in the unit purchase option for underwriters to purchase common stock	215,000	215,000
Options to purchase common stock	60,000	60,000
Total potential dilutive securities	7,570,050	7,570,050

The warrants and options are always excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

The adoption of recently effective accounting standards did not have a material effect on the Company’s financial statements; nor does the Company believe that any other recently issued, but not yet effective, accounting standards will have a material effect on the Company’s financial position or results of operations when adopted.